UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1.	Schedule of Investments.

Elfun International Equity Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock—99.0%†	Number of Shares	Fair Value
Australia—1.5%
Insurance Australia Group Ltd.	746,565	$3,204,566
Belgium—2.1%
Anheuser-Busch InBev S.A.	36,865	4,589,541
Canada—1.5%
Brookfield Asset Management Inc., Class A	33,715	1,177,399
Cenovus Energy Inc.	166,236	2,172,011
		3,349,410
China—2.5%
Baidu Inc. ADR	28,867	5,510,133	(a)
France—13.3%
Airbus Group SE	18,642	1,239,558
AXA S.A.	130,163	3,068,892
BNP Paribas S.A.	82,426	4,154,462
Credit Agricole S.A.	134,022	1,453,635
Safran S.A.	26,294	1,842,146
Sanofi	54,696	4,416,623
Schneider Electric SE	42,171	2,669,029
Technip S.A.	67,908	3,769,404
Total S.A.	43,831	2,000,902
Vivendi S.A.	117,193	2,467,955
Zodiac Aerospace	109,834	2,204,092
		29,286,698
Germany—10.1%
Bayer AG	32,541	3,830,582
Continental AG	22,130	5,043,651
Fresenius SE & Company KGaA	45,441	3,324,942
HeidelbergCement AG	33,256	2,851,741
Linde AG	17,354	2,532,286
SAP SE	41,793	3,386,154
Zalando SE	35,979	1,182,847	(a)
		22,152,203
Hong Kong—2.4%
AIA Group Ltd.	934,967	5,297,690	(b)
India—2.4%
ICICI Bank Ltd.	844,209	2,994,521
Power Grid Corporation of India Ltd.	1,080,449	2,267,846
		5,262,367
Ireland—1.2%
Kerry Group PLC, Class A	29,400	2,743,208
Italy—1.3%
Intesa Sanpaolo S.p.A.	1,054,335	2,924,373
Japan—26.3%
Astellas Pharma Inc.	151,500	2,017,169
East Japan Railway Co.	21,900	1,892,564
FANUC Corp.	13,200	2,053,490

Fast Retailing Company Ltd.	2,666	854,391
Fuji Heavy Industries Ltd.	72,300	2,556,987
Japan Post Holdings Company Ltd.	99,700	1,332,349
Kao Corp.	72,100	3,850,850
Keyence Corp.	7,745	4,230,309
Mitsubishi Estate Company Ltd.	179,459	3,337,862
Mitsubishi Heavy Industries Ltd.	334,000	1,242,452
Mitsubishi UFJ Financial Group Inc.	684,300	3,175,074
Mitsui Fudosan Company Ltd.	175,118	4,375,029
Murata Manufacturing Company Ltd.	19,897	2,402,263
Nidec Corp.	76,600	5,248,424
Rakuten Inc.	150,197	1,450,588
Secom Company Ltd.	36,300	2,701,951
Shimano Inc.	19,700	3,091,846
SoftBank Group Corp.	60,001	2,864,588
Sumitomo Mitsui Financial Group Inc.	106,600	3,236,080
Tokio Marine Holdings Inc.	68,300	2,309,177
Toyota Motor Corp.	68,282	3,615,948
		57,839,391
Mexico—0.5%
Grupo Financiero Banorte SAB de C.V., Class O	173,832	993,123
Netherlands—3.3%
ASML Holding N.V.	42,113	4,284,537
ING Groep N.V.	239,758	2,904,290
		7,188,827
Norway—1.7%
Statoil ASA	242,546	3,820,915
South Korea—1.0%
Samsung Electronics Company Ltd.	1,955	2,242,882
Spain—0.9%
Banco Bilbao Vizcaya Argentaria S.A.	282,428	1,880,195
Sweden—6.1%
Assa Abloy AB, Class B	175,510	3,468,329
Hexagon AB, Class B	82,026	3,197,382
Svenska Cellulosa AB SCA, Class B	53,416	1,671,659
Telefonaktiebolaget LM Ericsson, Class B	497,697	4,991,275
		13,328,645
Switzerland—7.8%
Geberit AG	6,967	2,613,943
Givaudan S.A.	1,726	3,399,192
Nestle S.A.	38,806	2,911,514
Roche Holding AG	25,988	6,423,390
The Swatch Group AG	5,042	1,753,762
		17,101,801
Taiwan—1.7%
Taiwan Semiconductor Manufacturing Company Ltd.	764,900	3,850,168
United Kingdom—11.4%
Barclays PLC	1,193,380	2,572,867
BHP Billiton PLC	101,725	1,144,527
Capita PLC	58,199	871,627
HSBC Holdings PLC	185,477	1,156,717
Johnson Matthey PLC	48,178	1,900,117

Prudential PLC	129,932	2,429,634
Shire PLC	59,340	3,376,606
Smith & Nephew PLC	228,877	3,776,517
Vodafone Group PLC	1,574,689	5,006,421
WPP PLC	122,925	2,874,585
		25,109,618
Total Common Stock (Cost $220,972,140)		217,675,754

Short-Term Investments—0.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares		1,013,035	(b,c,d)
0.28%
(Cost $1,013,035)

Total Investments (Cost $221,985,175)		218,688,789

Other Assets and Liabilities, net—0.5%		1,102,808

NET ASSETS—100.0%		$219,791,597

Other Information:

The Fund had the following short futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2016	16	$(534,404)	$6,723
FTSE 100 Index Futures	June 2016	1	(87,862)	(110)
Topix Index Futures	June 2016	4	(479,559)	1,969

				$8,582

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Coupon amount represents effective yield.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2016.

Abbreviations:

ADR	American Depositary Receipt

The Fund was invested in the following sectors at March 31, 2016 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	12.55%
Pharmaceuticals	9.17%
Life & Health Insurance	4.14%
Diversified Real Estate Activities	4.07%
Integrated Oil & Gas	3.66%
Electrical Components & Equipment	3.62%
Wireless Telecommunication Services	3.60%
Electronic Equipment & Instruments	3.40%
Automobile Manufacturers	2.82%
Building Products	2.78%
Packaged Foods & Meats	2.59%
Property & Casualty Insurance	2.52%
Internet Software & Services	2.52%
Specialty Chemicals	2.42%
Aerospace & Defense	2.42%
Auto Parts & Equipment	2.31%
Communications Equipment	2.28%
Brewers	2.10%
Semiconductor Equipment	1.96%
Personal Products	1.76%
Semiconductors	1.76%
Healthcare Equipment	1.73%
Oil & Gas Equipment & Services	1.72%
Application Software	1.55%
Healthcare Services	1.52%
Industrial Machinery	1.51%
Leisure Products	1.41%
Multi-Line Insurance	1.40%
Advertising	1.31%
Construction Materials	1.30%
Security & Alarm Services	1.24%
Internet Retail	1.20%
Industrial Gases	1.16%
Movies & Entertainment	1.13%
Electronic Components	1.10%
Electric Utilities	1.04%
Technology Hardware, Storage & Peripherals	1.03%
Railroads	0.87%
Apparel, Accessories & Luxury Goods	0.80%
Household Products	0.76%
Diversified Metals & Mining	0.52%
Human Resource & Employment Services	0.40%
Apparel Retail	0.39%

99.54%

Short-Term Investments
Short-Term Investments	0.46%

0.46%

100.00%

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2016, the Fund invested in stock index futures contracts for the purpose of gaining market exposure and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$217,675,754	$—	$—	$217,675,754
Short-Term Investments	1,013,035	—	—	1,013,035

Total Investments in Securities	$218,688,789	$—	$—	$218,688,789

Other Financial Instruments*
Short Futures Contracts—Unrealized Appreciation	$8,692	$—	$—	$8,692
Short Futures Contracts—Unrealized Depreciation	(110)	—	—	(110)

Total Other Financial Instruments	$8,582	$—	$—	$8,582

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$223,857,479	$20,814,865	$(25,983,555)	$(5,168,690)

Pending Sale of GE Asset Management’s Asset Management and Advisory Services Business

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). The Transaction is not expected to result in any change in the investment objectives or policies of any of the Funds. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. The closing of the Transaction will result in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for the Elfun Government Money Market Fund). The Funds’ Board of Trustees has considered and approved a new investment advisory contract with SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of State Street Corporation (“State Street”), for each of the Funds (collectively, “New Agreements”). The New Agreements will be presented to the Funds’ unitholders for approval. Subject to requisite approval by the unitholders of the Funds, the New Agreements would take effect upon termination of the current advisory and sub-advisory contracts when the Transaction closes.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, Elfun Funds

Date: May 26, 2016